UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: December 31, 2024

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund III

Democracy International Fund

Ticker: DMCY

Principal Listing Exchange: NYSEArca

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Democracy International Fund (the "Fund") for the period from January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.democracyinvestments.com/fund. You can also request this information by contacting us at 1-877-776-3629.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Democracy International Fund	$25	0.49%

Key Fund Statistics as of June 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$7,647,692	196	$18,577	0%

What did the Fund invest in?

Country/Region WeightingsFootnote Reference*

Value	Value
Other Countries	15.3%
Sweden	2.7%
India	2.9%
Denmark	2.9%
Netherlands	3.3%
Taiwan	3.6%
Germany	5.6%
Switzerland	6.5%
FTSE Emerging Markets	6.6%
France	7.0%
Canada	7.9%
United Kingdom	10.2%
FTSE Pacific	24.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Vanguard FTSE Pacific ETF	24.6%
Vanguard FTSE Emerging Markets ETF	6.6%
iShares MSCI Taiwan ETF	3.6%
iShares MSCI India ETF	2.9%
iShares MSCI Japan ETF	2.2%
Novo Nordisk, Class B	2.2%
iShares MSCI Australia ETF	2.2%
ASML Holding	2.1%
Nestle	1.2%
Shell PLC	1.2%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, and holdings, visit or call:

  1-877-776-3629

  https://www.democracyinvestments.com/fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds.

DEM-SA-TSR-2024-1

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a) The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Financial Highlights are filed herein.

The Advisors’ Inner Circle Fund III

Democracy International Fund

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

JUNE 30, 2024

Investment Adviser:

Democracy Investment Management LLC

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND JUNE 30, 2024

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedule of Investments	1
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	14
Approval of Investment Sub-Advisory Agreement (Form N-CSRS Item 11)	28

The Fund files its complete schedule of investments for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. The Fund’s Form N-PORT is available on the Fund’s website at https://www.democracyinvestments.com/fund.

Democracy Investment Management LLC’s proxy voting policies and procedures are attached to the Fund’s Statement of Additional Information (the “SAI”). The SAI, as well as information relating to how the Fund voted proxies relating to the Fund’s securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling (877) PRO-DEMOCRACY and on the Fund’s website at https://www.democracyinvestments.com/fund.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND JUNE 30, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 52.4%
	Shares	Fair Value
Australia — 0.3%
BHP Group	684	$19,567
Woodside Energy Group	121	2,275
		21,842
Belgium — 0.3%
Ageas	163	7,456
Anheuser-Busch InBev	245	14,211
		21,667
Brazil — 0.3%
Vale ADR, Cl B	875	9,774
Wheaton Precious Metals	219	11,480
		21,254
Canada — 7.9%
Agnico Eagle Mines	186	12,163
Alimentation Couche-Tard	410	23,003
Bank of Montreal	302	25,343
Bank of Nova Scotia	505	23,096
Barrick Gold	722	12,041
BCE	434	14,054
Brookfield, Cl A	679	28,235
Brookfield Asset Management, Cl A	178	6,775
Canadian Imperial Bank of Commerce	449	21,345
Canadian National Railway	276	32,607
Canadian Natural Resources	1,126	40,099
Canadian Pacific Kansas City	375	29,526
Cenovus Energy	576	11,319
CGI, Cl A*	150	14,969
Enbridge	806	28,668
Fortis	292	11,346
Manulife Financial	1,060	28,221
Nutrien	254	12,929
Rogers Communications, Cl B	224	8,283
Royal Bank of Canada	556	59,182
Shopify, Cl A*	421	27,816
Sun Life Financial	386	18,923
Suncor Energy	615	23,439

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND JUNE 30, 2024 (Unaudited)

COMMON STOCK (continued)
	Shares	Fair Value
Canada (continued)
TC Energy	435	$16,486
TELUS	780	11,805
Toronto-Dominion Bank	713	39,184
Waste Connections	129	22,629
		603,486
China — 0.7%
NXP Semiconductors	119	32,021
Prosus	667	23,775
		55,796
Denmark — 2.9%
Coloplast, Cl B	92	11,061
DSV	105	16,101
Genmab*	31	7,774
Novo Nordisk, Cl B	1,164	168,221
Orsted*	106	5,646
Vestas Wind Systems*	509	11,796
		220,599
Finland — 0.7%
Kone, Cl B	242	11,954
Neste	217	3,866
Nokia	2,482	9,466
Nordea Bank	1,572	18,727
UPM-Kymmene	334	11,677
		55,690
France — 7.0%
Air Liquide	237	40,966
Airbus	248	34,091
AXA	860	28,177
BNP Paribas	382	24,372
Capgemini	93	18,509
Cie de Saint-Gobain	265	20,625
Danone	231	14,132
Dassault Systemes	438	16,571
Engie	665	9,504
EssilorLuxottica	123	26,523
Euroapi*	129	353

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND JUNE 30, 2024 (Unaudited)

COMMON STOCK (continued)
	Shares	Fair Value
France (continued)
Hermes International SCA	11	$25,229
Legrand	190	18,865
L'Oreal	75	32,960
LVMH Moet Hennessy Louis Vuitton	89	68,068
Orange	410	4,110
Safran	150	31,735
Sanofi	329	31,713
TotalEnergies	873	58,319
Vinci	242	25,516
Worldline*	159	1,724
		532,062
Germany — 5.3%
adidas	68	16,252
Allianz	124	34,487
BASF	403	19,516
Bayer	347	9,811
Bayerische Motoren Werke	148	14,019
BioNTech ADR*	34	2,732
Daimler Truck Holding	231	9,202
Deutsche Bank	738	11,791
Deutsche Boerse	88	18,023
Deutsche Post	397	16,079
Deutsche Telekom	1,243	31,280
Deutsche Wohnen	104	2,002
E.ON	916	12,031
Fresenius & Co*	203	6,066
Infineon Technologies	596	21,913
Mercedes-Benz Group	312	21,592
RWE	285	9,759
SAP	385	78,201
Siemens	304	56,600
Vonovia	360	10,244
Zalando*	182	4,270
		405,870
Ireland — 0.5%
CRH PLC	387	28,843

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND JUNE 30, 2024 (Unaudited)

COMMON STOCK (continued)
	Shares	Fair Value
Ireland (continued)
ICON PLC*	40	$12,539
		41,382
Israel — 0.0%
Tower Semiconductor*	60	2,313

Italy — 2.0%
Enel	2,843	19,787
Eni	1,176	18,092
Ferrari	59	24,073
Intesa Sanpaolo	9,496	35,326
Snam	1,697	7,513
Stellantis	1,065	21,082
UniCredit	704	26,110
		151,983
Netherlands — 3.3%
Akzo Nobel	121	7,364
ASML Holding	156	161,208
Heineken	85	8,226
ING Groep	1,641	28,073
Koninklijke Ahold Delhaize	455	13,454
Koninklijke Philips*	560	14,158
Wolters Kluwer	129	21,402
		253,885
Singapore — 0.2%
STMicroelectronics	394	15,571

South Korea — 0.0%
Delivery Hero, Cl A*	100	2,374

Spain — 1.6%
Amadeus IT Group	265	17,649
Banco Santander	7,145	33,161
Iberdrola	2,491	32,344
Industria de Diseno Textil	605	30,060
Telefonica	2,411	10,233
		123,447

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND JUNE 30, 2024 (Unaudited)

COMMON STOCK (continued)
	Shares	Fair Value
Sweden — 2.7%
Alleima	477	$3,099
Atlas Copco, Cl A	2,294	40,870
Castellum*	477	5,828
Essity, Cl B	311	7,970
Evolution	93	9,695
H & M Hennes & Mauritz, Cl B	609	9,641
Hexagon, Cl B	1,554	17,557
Investor, Cl B	1,504	41,214
Kinnevik	430	3,530
Nibe Industrier, Cl B	1,097	4,655
Sandvik	758	15,203
Swedbank	562	11,574
Telefonaktiebolaget LM Ericsson, Cl B	1,550	9,631
Volvo, Cl B	927	23,730
		204,197
Switzerland — 6.5%
ABB	797	44,276
Accelleron Industries	85	3,329
Alcon	240	21,425
Cie Financiere Richemont, Cl A	185	28,874
Holcim	241	21,354
Lonza Group	36	19,647
Nestle	932	95,129
Novartis	725	77,591
Roche Holding	242	67,192
Sandoz Group	145	5,251
Sika	85	24,329
Swiss Re	126	15,635
UBS Group	1,446	42,561
Zurich Insurance Group	55	29,324
		495,917
United Kingdom — 10.2%
Anglo American PLC	447	14,137
Ashtead Group PLC	246	16,425
AstraZeneca PLC	482	75,284
BAE Systems PLC	1,442	24,061

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND JUNE 30, 2024 (Unaudited)

COMMON STOCK (continued)
	Shares	Fair Value
United Kingdom (continued)
Barclays PLC	6,694	$17,677
Barratt Developments PLC	1,207	7,205
BP PLC	6,227	37,406
British American Tobacco PLC	752	23,099
Compass Group PLC	804	21,953
Croda International PLC	139	6,937
Diageo PLC	849	26,718
Experian PLC	504	23,484
Flutter Entertainment PLC*	85	15,542
Glencore PLC	4,695	26,773
GSK PLC	1,388	26,836
Haleon PLC	1,919	7,826
HSBC Holdings PLC	6,726	58,147
Informa PLC	1,211	13,101
Just Eat Takeaway.com*	128	1,541
Legal & General Group PLC	4,161	11,940
Lloyds Banking Group PLC	30,803	21,315
London Stock Exchange Group PLC	182	21,626
Mondi PLC	444	8,516
National Grid PLC	1,585	17,684
Prudential PLC	1,187	10,779
Reckitt Benckiser Group PLC	229	12,395
RELX PLC	900	41,400
Shell PLC	2,541	91,030
Smith & Nephew PLC	663	8,218
SSE PLC	618	13,980
Standard Chartered PLC	1,328	12,020
Taylor Wimpey PLC	4,223	7,588
Unilever PLC	854	46,906
Vodafone Group PLC	11,813	10,417
		779,966

Total Common Stock
(Cost $3,548,187)		4,009,301

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND JUNE 30, 2024 (Unaudited)

EXCHANGE TRADED FUNDS — 46.4%
	Shares	Fair Value

iShares MSCI Australia ETF	6,864	$167,687
iShares MSCI Austria ETF	1,379	30,133
iShares MSCI Brazil ETF	1,905	52,064
iShares MSCI Chile ETF	553	14,306
iShares MSCI China ETF	366	15,434
iShares MSCI India ETF*	3,926	218,992
iShares MSCI Indonesia ETF	1,035	19,944
iShares MSCI Israel ETF	929	56,400
iShares MSCI Japan ETF	2,470	168,553
iShares MSCI Malaysia ETF	625	14,037
iShares MSCI Mexico ETF	455	25,758
iShares MSCI Philippines ETF	629	15,197
iShares MSCI Poland ETF	1,375	33,729
iShares MSCI South Africa ETF	906	39,248
iShares MSCI Taiwan ETF	5,031	272,630
iShares MSCI Thailand ETF	338	18,340
Vanguard FTSE Emerging Markets ETF	11,584	506,916
Vanguard FTSE Pacific ETF	25,347	1,880,240

Total Exchange Traded Funds
(Cost $3,269,208)		3,549,608
PREFERRED STOCK — 0.3%

Germany — 0.3%
Henkel & Co#	127	11,327
Volkswagen#	91	10,280

Total Preferred Stock
(Cost $21,611)		21,607

Total Investments - 99.1%
(Cost $6,839,006)		$7,580,516

Percentages are based on Net Assets of $7,647,692.

*	Non-income producing security.
#	There is currently no rate available.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND JUNE 30, 2024 (Unaudited)

ADR — American Depositary Receipt
Cl — Class
ETF — Exchange-Traded Fund
FTSE — Financial Times Stock Exchange
MSCI — Morgan Stanley Capital International
PLC — Public Limited Company

As of June 30, 2024, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND JUNE 30, 2024 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $6,839,006)	$7,580,516
Foreign Currency, at Value (Cost $2,756)	2,746
Cash	100,725
Reclaim Receivable	29,969
Dividend and Interest Receivable	4,765
Receivable for Investment Securities Sold	934
Other Prepaid Expenses	5,098
Total Assets	7,724,753
Liabilities:
Income Distributions Payable	66,240
Payable to Investment Adviser	10,821
Total Liabilities	77,061
Net Assets	$7,647,692
Net Assets Consist of:
Paid-in Capital	$7,254,883
Total Distributable Earnings	392,809
Net Assets	$7,647,692
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	300,000
Net Asset Value, Offering and Redemption Price Per Share	$25.49

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND FOR THE SIX MONTHS ENDED JUNE 30, 2024 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$123,178
Interest	710
Less: Foreign Taxes Withheld	(10,830)
Total Investment Income	113,058
Expenses:
Investment Advisory Fees	18,805
Total Expenses	18,805
Less:
Waiver of Investment Advisory Fees	(228)
Net Expenses	18,577
Net Investment Income	94,481
Net Realized Gain (Loss) on:
Investments	3,405
Foreign Currency Transactions	72
Net Realized Gain (Loss)	3,477
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	247,572
Foreign Currency Translation	(1,083)
Net Change in Unrealized Appreciation (Depreciation)	246,489
Net Realized and Unrealized Gain (Loss)	249,966
Net Increase in Net Assets Resulting from Operations	$344,447

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations:
Net Investment Income	$94,481	$256,428
Net Realized Gain (Loss)	3,477	(307,368)
Net Change in Unrealized Appreciation (Depreciation)	246,489	1,291,256
Net Increase in Net Assets Resulting From Operations	344,447	1,240,316
Distributions:	(93,480)	(293,915)
Capital Share Transactions:
Issued	–	6,395,810
Redeemed	–	(4,832,285)
Net Increase in Net Assets From Capital Share Transactions	–	1,563,525
Total Increase in Net Assets	250,967	2,509,926
Net Assets:
Beginning of Period/Year	7,396,725	4,886,799
End of Period/Year	$7,647,692	$7,396,725
Share Transactions:
Issued	–	275,000
Redeemed	–	(200,000)
Net Increase in Shares Outstanding From Share Transactions	–	75,000

Amounts designated as "-" are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period/Year

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Period Ended December 31, 2021(1)
Net Asset Value, Beginning of Period/Year	$24.66	$21.72	$26.07	$25.00
Income (Loss) from Investment Operations:
Net Investment Income*	0.31	0.65	0.76	0.60
Net Realized and Unrealized Gain (Loss)	0.83	3.04	(4.54)	1.02
Total from Investment Operations	1.14	3.69	(3.78)	1.62
Dividends and Distributions:
Net Investment Income	(0.31)	(0.75)	(0.57)	(0.55)
Total Dividends and Distributions	(0.31)	(0.75)	(0.57)	(0.55)
Net Asset Value, End of Period/Year	$25.49	$24.66	$21.72	$26.07
Total Return†	4.63%	17.13%	(14.44)%	6.49%
Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$7,648	$7,397	$4,887	$3,259
Ratio of Expenses to Average Net Assets(2)	0.49%††	0.38%	0.37%	0.38%††
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.50%††	0.50%	0.50%	0.50%††
Ratio of Net Investment Income to Average Net Assets	2.51%††	2.78%	3.41%	3.03%††
Portfolio Turnover Rate‡	–%	55%	–%	4%

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND

††	Annualized
‡	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Commenced operations on March 31, 2021.
(2)	Excludes expenses incurred indirectly as a result of investments in underlying funds.
Amounts designated as “-” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND JUNE 30, 2024 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 58 funds. The financial statements herein are those of the Democracy International Fund (the “Fund”). The investment objective of the Fund is to track the total return performance, before fees and expenses, of the Democracy Investments International Index (the “Index”). The Fund is classified as a “diversified” investment company and operates as an exchange traded fund (“ETF”). Democracy Investment Management LLC (the “Adviser”) serves as the investment adviser to the Fund. Vident Asset Management (the “Sub-Adviser”), a Delaware limited liability company, serves as sub-adviser. The Fund commenced operations on March 31, 2021. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the "Exchange"), Inc. Market prices for the Fund shares ("Shares") may be different from their net asset value ("NAV"). The Fund issues and redeems Shares on a continuous basis, at NAV only in a large specified number of Shares, called "Creation Units." Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND JUNE 30, 2024 (Unaudited)

the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND JUNE 30, 2024 (Unaudited)

gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedures, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of investment classifications, reference the Schedule of Investments.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND JUNE 30, 2024 (Unaudited)

As of and during the six-months ended June 30, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country’s tax rules and rates. The Fund or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized gain (loss) on foreign currency transactions and net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND JUNE 30, 2024 (Unaudited)

income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Fund distributes its net investment income, if any, at least quarterly, and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund’s record date, you will be entitled to receive the distribution.

Creation Units — The Fund issues and redeems Shares at NAV and only in large blocks of Shares (each block of Shares for a Fund is a Creation Unit of 25,000 Shares, or multiples thereof).

Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (‘‘DTC’’) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged.

To the extent contemplated by an Authorized Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to SEI Investments Distribution Co. (the “Distributor”), on behalf of the Fund, by the time as set forth in the Authorized Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND JUNE 30, 2024 (Unaudited)

Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the Authorized Participant Agreement. An Authorized Participant Agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

The following table discloses the value/cost of one creation unit, creation transaction fee and redemption transaction fee for each transaction in a Creation Unit as of June 30, 2024:

Creation Unit Shares	Creation Transaction Fee	Value at June 30, 2024	Redemption Transaction Fee
25,000	$1,000	$637,250	$1,000

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or the Distributor. Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six-months ended June 30, 2024, the Fund did not incur any fees for these services.

The Trust has adopted a Distribution Plan (the “Plan”) applicable to the Fund in accordance with the provisions of Rule 12b-1 under the 1940 Act, which

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND JUNE 30, 2024 (Unaudited)

regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares.

Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of the Fund as compensation for distribution and shareholder services. For the six-months ended June 30, 2024, the Fund did not incur any fees for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

Brown Brothers Harriman & Co. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5. Investment Advisory Agreement and Sub-Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.50% of the Fund’s average daily net assets.

The Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, non-routine expenses, and distribution and service fees and expenses paid by the Fund under any plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Adviser, in turn, compensates the Sub-Adviser from the management fee it receives from the Fund.

The Adviser has contractually agreed to waive fees and reimburse expenses in the amount of the Acquired Fund Fees and Expenses incurred by the Fund until April 30, 2025. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2025. For the six-months ended June 30, 2024, the Adviser waived fees of $228 which will not be available for recapture.

The Sub-Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitution of the Index, pre- and post-trade compliance, and monitoring of Fund trading activity, subject to the oversight of the Adviser and the Board.

For its services, the Sub-Adviser is entitled to a fee from the Adviser, which fee is calculated daily and paid monthly, at an annual rate of 0.07% based on the average daily net assets of the Fund for assets up to $250 million, 0.06%

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND JUNE 30, 2024 (Unaudited)

based on the average daily net assets of the Fund when assets exceed $250 million, and 0.05% based on the average daily net assets of the Fund when assets exceed $500 million, subject to a minimum annual fee of $45,000.

6. Investment Transactions:

For the six-months ended June 30, 2024, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

Purchases	Sales and Maturities
$501	$40,935

There were no purchases or sales of long-term U.S. Government securities by the Fund.

For the six-months ended June 30, 2024, there were no in-kind transactions associated with creations and redemptions in the Fund.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the period. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the fiscal years ended December 31, 2023 and December 31, 2022 were as follows:

	Ordinary Income	Total
2023	$293,915	$293,915
2022	126,543	126,543

As of December 31, 2023, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforwards	$(335,694)
Unrealized Appreciation	489,266
Other Temporary Differences	(11,730)
Total Distributable Earnings:	$141,842

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND JUNE 30, 2024 (Unaudited)

For Federal income tax purposes, capital loss carryforwards may be carried forward indefinitely and applied against all future gains. Losses carried forward are as follows:

Short-Term Loss	Long-Term Loss	Total
$23,550	$312,144	$335,694

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for securities held by the Fund at June 30, 2024, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$6,839,006	$991,322	$(249,812)	$741,510

8. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

EQUITY MARKET RISK — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

COMMON STOCK RISK — The prices of common stock may fall over short or extended periods of time. Common stock generally is subordinate to preferred stock and debt upon the liquidation or bankruptcy of the issuing company.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND JUNE 30, 2024 (Unaudited)

FOREIGN SECURITIES RISK — Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the same level of regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers and foreign markets and securities may be less liquid. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

EMERGING MARKETS RISK — The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. The Fund considers an emerging market country to be any country determined to be an emerging market country by Solactive’s country classification framework.

DEMOCRACY FOCUSED INVESTMENTS RISK — The Index, and thus the Fund’s portfolio, generally weights more heavily in the aggregate companies located in countries with higher Democracy Scores and weights less heavily in the aggregate companies located in countries with lower Democracy Scores. A company’s financial performance is determined by a number of factors, and whether or not the company is located in a country with a higher Democracy Score may have little or no impact on whether the company performs well financially or positively affects the Fund’s performance. Companies located in countries with higher Democracy Scores may underperform companies located in countries with lower Democracy Scores. The Fund may forego some

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND JUNE 30, 2024 (Unaudited)

market opportunities available to funds that do not invest in a company based on the Democracy Score of the country in which it is located and, therefore, the Fund may underperform such other funds.

In addition, the Index’s methodology weights a company based on the product of its Democracy Score and market capitalization. Accordingly, the Fund may hold the securities of companies with large market capitalizations located in countries with lower Democracy Scores in greater weight than the securities of companies located in countries with higher Democracy Scores. In this regard, shareholders may have significant exposure to particular companies located in more authoritarian countries and will at all or most times have some exposure to companies located in more authoritarian countries.

CURRENCY RISK — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, resulting in the dollar value of an investment in the Fund being adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

GEOGRAPHIC FOCUS RISK — To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

INVESTMENTS IN ETFs RISK — When the Fund invests in an ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which an index ETF is based or the other holdings of an ETF, and the value of the Fund’s investment will fluctuate in response to the performance of the underlying index or holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

LARGE CAPITALIZATION RISK — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND JUNE 30, 2024 (Unaudited)

MEDIUM CAPITALIZATION COMPANIES RISK — The risk that medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, medium capitalization stocks may be more volatile than those of larger companies. Medium capitalization stocks may be traded over-the-counter or listed on an exchange.

ETF RISKS — The Fund is an exchange-traded fund (“ETF”) and, as a result of this structure, it is exposed to the following risks:

INDEX TRACKING RISK — The Fund’s return may not match or achieve a high degree of correlation with the return of the Index. Because it uses a representative sampling approach, the Fund may experience a greater degree of tracking error than if the Fund sought to hold all of the securities of the Index in proportion to their weighting in the Index.

PASSIVE INVESTMENT RISK — The Fund is not actively managed and therefore the Fund would not sell a security due to current or projected underperformance of the security, industry or sector, unless that security is removed from the Index or selling the security is otherwise required upon a rebalancing of the Index.

TRADING RISK — Shares of the Fund may trade on the Exchange above or below their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. In stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underling holdings, which may cause a variance in the market price of the Fund shares and their underlying value. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. The Fund’s representative sampling approach to tracking the Index may cause the Fund’s shares to trade with wider bid/ask spreads than if the Fund used a replication strategy or different representative sampling strategy.

METHODOLOGY RISK — The Fund seeks to track the performance of the Index. No assurance can be given that stocks of companies chosen for the Index will outperform stocks of other companies. Moreover, there is no guarantee or assurance that the methodology used to create the Index will result in the Fund achieving positive investment returns or outperforming other investment products.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND JUNE 30, 2024 (Unaudited)

NEW INDEX PROVIDER RISK — The Index was created by and is owned and maintained by the Index Provider, which has not previously been an index provider for a registered fund, which may create additional risks for investing in the Fund. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be reconstituted, rebalanced or disseminated accurately.

LIMITED AUTHORIZED PARTICIPANTS, MARKET MAKERS AND LIQUIDITY PROVIDERS RISK — Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK — Unlike certain ETFs, the Fund may effect some or all creations and redemptions using cash, rather than in-kind securities. Because of this, the Fund may incur costs such as brokerage costs or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs.

ADR RISK — ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by American depositary banks and generally trade on an established U.S. market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

ISSUER-SPECIFIC RISK — Fund performance depends on the performance of individual securities to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

LIQUIDITY RISK — Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND JUNE 30, 2024 (Unaudited)

SECTOR FOCUS RISK — Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of sectors.

FINANCIALS SECTOR RISK — Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company, or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

9. Other:

At June 30, 2024, all shares issued by the Fund were in Creation Unit aggregations to Authorized Participants through primary market transactions (e.g., transactions directly with the Fund). However, the individual shares that make up those Creation Units are traded on the Exchange (e.g., secondary market transactions). Some of those individual shares have been bought and sold by persons that are not Authorized Participants. Each Authorized Participant has entered into an agreement with the Fund’s Distributor.

10. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND JUNE 30, 2024 (Unaudited)

APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT (Form N-CSRS Item 11)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory and sub-advisory agreements (the “Agreements”) must be renewed at least annually after their initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on March 26–27, 2024 to decide whether to renew the Agreements for additional one-year terms. In preparation for the meeting, the Trustees requested that the Adviser and the Sub-Adviser furnish information necessary to evaluate the terms of the Agreements. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser and the Sub-Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser, the Sub-Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s and the Sub-Adviser’s services; (ii) the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) the Adviser’s and the Sub-Adviser’s operations and financial condition; (iv) the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and the Sub-Adviser and the Fund’s overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s and the Sub-Adviser’s profitability from their relationships with the Fund, including both direct and indirect benefits accruing to the Adviser and the Sub-Adviser and their affiliates; (vii) the Adviser’s and the Sub-Adviser’s potential economies of scale; (viii) the Adviser’s and the Sub-Adviser’s compliance programs, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s and the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND JUNE 30, 2024 (Unaudited)

Representatives from the Adviser and the Sub-Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s and the Sub-Adviser’s services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management, the Adviser and the Sub-Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Adviser and other service providers of the Fund, renewed the Agreements. In considering the renewal of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser; (ii) the investment performance of the Fund and the Adviser and the Sub-Adviser; (iii) the costs of the services provided and profits realized by the Adviser and the Sub-Adviser from their relationships with the Fund, including both direct and indirect benefits accruing to the Adviser and the Sub-Adviser and their affiliates; (iv) the extent to which economies of scale are being realized by the Adviser and the Sub-Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Adviser

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser, the Board reviewed the portfolio management services provided by the Adviser and the Sub-Adviser to the Fund, including the quality and continuity of the Adviser’s and the Sub-Adviser’s portfolio management personnel, the resources of the Adviser and the Sub-Adviser, and the Adviser’s and the Sub-Adviser’s compliance histories and compliance programs. The Trustees reviewed the terms of the Agreements. The Trustees also reviewed the Adviser’s and the Sub-Adviser’s investment and risk management approaches for the Fund. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Adviser. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Adviser were available to the Board, as were the responses of the Adviser and the Sub-Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser and the Sub-Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser and the Sub-Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND JUNE 30, 2024 (Unaudited)

monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser and the Sub-Adviser were sufficient to support renewal of the Agreements.

Investment Performance of the Fund, the Adviser and the Sub-Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser and the Sub-Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser and the Sub-Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser and the Sub-Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, as well as the fee payable by the Adviser to the Sub-Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser and the Sub-Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper. The Trustees also considered that the Adviser, not the Fund, paid the Sub-Adviser pursuant to the sub-advisory agreement and that the fee payable to the Sub-Adviser reflected an arms-length negotiation between the Adviser and the Sub-Adviser. The Trustees evaluated both the fee under the sub-advisory agreement and the portion of the fee under the advisory agreement retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser and the Sub-Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser and the Sub-Adviser from their relationship with the

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND JUNE 30, 2024 (Unaudited)

Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and the Sub-Adviser and their affiliates. The Trustees considered how the Adviser’s and the Sub-Adviser’s profitability was affected by factors such as their organizational structures and methods for allocating expenses. The Trustees concluded that the profit margins of the Adviser and the Sub-Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s and the Sub-Adviser’s commitment to managing the Fund and the Adviser’s willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s and Sub-Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser and the Sub-Adviser with respect to economies of scale.

Renewal of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreements for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Democracy International Fund

c/o SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

1-877-776-3629

Investment Adviser:

Democracy Investment Management LLC

1480 Moraga Road, Suite C #378

Moraga, CA 94556

Investment Sub-Adviser:

Vident Asset Management

1125 Sanctuary Pkwy. Suite 515

Alpharetta, GA 30009

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

DEM-SA-001-0400

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by the report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

No remuneration was paid by the company during the period covered by the report to any Officers of the Trust, other than as disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement, if applicable, is included as part of the financial statements included above in Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: September 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: September 6, 2024

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: September 6, 2024